Due From/To Brokers	12 Months Ended
Dec. 31, 2016
Due From/To Brokers [Abstract]
Due From/To Brokers

4.  DUE FROM/TO BROKERS

At December 31, 2016 and 2015, due from and due to brokers balances, if applicable, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.